Compensation (Q2) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested at Period Start, Weighted Average Grant Date Fair Value			$ 10.60	$ 10.20	$ 10.20
Weighted average grant date fair value - granted			11.05		11.00
Weighted average grant date fair value - vested			10.99		10.20
Weighted average grant date fair value - forfeited			10.76		10.38
Nonvested at Period End, Weighted Average Grant Date Fair Value	$ 10.80		$ 10.80		$ 10.60	$ 10.20
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Share-based compensation arrangement by share-based payment award, shares authorized	4,000		4,000		1,200
Long-Term Incentive Plan to Executive, Dividend Restriction	10.00%		10.00%
Share-based compensation, expense recognized in period	$ 3.3	$ 3.1	$ 5.3	$ 4.7	$ 10.4	$ 3.4
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount	$ 22.6		$ 22.6		$ 9.0
Estimated recognition period for not vested shares			4 years 4 months		1 year 4 months
Stock-based awards vested in period, fair value			$ 2.2		$ 15.4
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested at Period Start			808	18	18
Granted			464		811
Vested			(196)		(5)
Forfeited			(26)		(16)
Nonvested at Period End	1,050		1,050		808	18
Performance Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested at Period Start			199	0	0
Granted			1,275		199
Vested			0		0
Forfeited			0		0
Nonvested at Period End	1,474		1,474		199	0
Phantom Stock Units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested at Period Start			998	2,446	2,446
Granted			0		0
Vested			0		(1,394)
Forfeited			(12)		(54)
Nonvested at Period End	986		986		998	2,446